Liquidity and Going Concern (Details)	12 Months Ended
Dec. 31, 2020 CNY (¥)
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss	¥ 412,783
Net negative operating cash flow	343,218
Total deficit	362,542
Net current liabilities	¥ 929,158